Summary of Significant Accounting Policies - Impairment of long-lived assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Summary of Significant Accounting Policies
Impairment of finite lived intgible assets	$ 0	$ 0